FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	£ 2,913	£ 2,839
Unearned future finance income on finance leases	(1,068)	(692)
Rentals received in advance	(23)	(53)
Net investment in finance leases	1,822	2,094
Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	458	680
Net investment in finance leases	152	546
Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	1,351	1,106
Net investment in finance leases	679	887
Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	1,104	1,053
Net investment in finance leases	£ 991	£ 661